Inventories (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023
Inventories
Raw materials	$ 4,470,921	$ 1,553,501
Work-in-process	363,033	369,753
Finished goods	654,457	522,300
Total current inventories	$ 5,488,411	$ 2,445,554